Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 154
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Brunswick Retirement Savings Plan (the "Plan") provides only general information. Brunswick Corporation (the "Company" or "Employer") is the Plan's sponsor. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan, established by the Company effective January 1, 1986, is a defined-contribution plan subject to the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. Any related company, as defined in the Plan, may, with the Company’s consent, adopt the Plan. The Plan is administered by the Benefits Administration Committee, consisting of at least three members appointed for indefinite terms by the Company’s Board of Directors. Certain investment assets of the Plan are held in the Brunswick Corporation Master Trust (the "Master Trust") at Vanguard Fiduciary Trust Company (the "Trustee"). Vanguard Fiduciary Trust Company is the Trustee of the Plan for all investment assets under an agreement with the Company.

Participation

Eligible employees include all groups under the terms of the Plan.

Eligible employees under the terms of the Plan, who are not eligible to participate in the Brunswick Rewards Plan, a separate plan sponsored by the Company, must be at least 18 years of age and employed by the Company or a related company to which the Plan has been extended. Prior to January 1, 2025, eligible participants in the IBB Union in Lowell, Michigan had to be at least 21 years of age to participate in the Plan.

Employees are immediately eligible to participate in the Plan upon reaching the age requirement. Prior to January 1, 2025, eligible participants in the IBB Union in Lowell, Michigan and IAM Union employees in Brookfield, Wisconsin, working at least 30 hours per week were eligible to participate in the Plan on the first day of the month following or coinciding with 60 days of employment. Employees working less than 30 hours per week are eligible to participate on the first day of the month following or coinciding with 12 months of employment. Employees can generally increase, decrease, or cancel their deferrals at any time.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of: (a) the Company’s contributions, (b) the Plan’s earnings (losses), and (c) charged with an allocation of administrative expenses and, where applicable, specific transaction-based fees to participants who incur such transactions. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account balances.

Participants may direct their own contributions and related Company contributions into any of the Plan’s fund options. Participants may generally change their elections and transfer balances between funds at any time.

Contributions

Participants may make pre-tax or Roth contributions from 1% to 40% of compensation as defined in the Plan. Contributions are made via payroll deductions and are remitted to the Trustee on the earliest date on which funds can be segregated from the Company’s funds. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. In 2025, pre-tax and Roth contributions were subject to the Internal Revenue Service ("IRS") limit of $23,500 and catch-up contributions were subject to the IRS limit of $7,500. Effective January 1, 2025, catch-up contributions for participants ages 60 through 63 were subject to the IRS limit of $11,250.
Subject to certain limitations, the Company makes matching contributions on a per-pay check basis equal to 100% of the first 3% of participant contributions plus 50% of the next 2% of contributions. Prior to January 1, 2025, eligible participants in the IAM Union in Brookfield, Wisconsin received Company matching contributions of 50% of participant deferrals, up to 6% of eligible compensation. These contributions are invested in accordance with the participant’s investment elections.

The Plan provides a true-up feature, which allows the Company to make up for any missed match resulting from the difference between the per payroll calculation performed throughout the year and the annualized amount due under the terms of the Plan. The true-up is performed during the first quarter of the following plan year and takes into account the maximum matching contribution that could have been received and makes up for any difference in comparison to the matching contributions that were actually made. For the years ended December 31, 2025 and 2024, the Company contributed $46,345 and $51,990 to the Plan, respectively, relating to the true-ups of certain participant accounts. These amounts are included as Employer contributions receivable (net of forfeitures) in the accompanying Statements of Net Assets Available for Benefits.

Forfeited balances of participants' nonvested accounts are used to reduce future Company contributions or to pay administrative expenses incurred by the Plan. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $3,824 and $13,352, respectively. All of the forfeited nonvested accounts at December 31, 2024 were used to reduce employer contributions or pay Plan administrative expenses during 2025.

Vesting

Participants are required to complete two years of service to become fully vested in employer matching contributions. Eligible participants in the IAM Union in Fond du Lac, Wisconsin hired before January 1, 2019; the IBB Union in Lowell, Michigan hired before July 1, 2024; and the IAM Union in Brookfield, Wisconsin hired before January 1, 2025, are fully vested in their accounts at all times.

Notes Receivable from Participants

Active participants may borrow from their interest in the funds held by the Trustee. The minimum loan amount is $1,000. The maximum loan amount is the lesser of half of the participant's account balance or $50,000 less the largest balance of all loans in the prior 12 months, limited to participant contributions and rollovers only. Generally, a participant is not permitted to have more than one loan outstanding at any one time.

Participant loans bear interest, are secured by the participants’ accounts, and are payable over a period not to exceed five years unless the loan is for the purchase of a primary home, in which case, the loan term may be up to 10 years. The interest rate on loans is fixed at the prime rate on the date the loan was initiated.

If a participant's employment with the Company terminates and the loan balance is not paid in full by the termination date, the participant may make manual payments directly to the Trustee to avoid default. Loans will be subject to default if a payment has not been made for a period of time as outlined by the Plan document or if the participant takes a distribution of their account balance.

Payment of Benefits

In-service distributions are allowed for certain cases of financial hardship, upon the participant's attainment of age 59-1/2 or if the participant is still employed after age 73.

Upon termination of employment, participants may elect to roll over account balances into another qualified retirement vehicle, receive a lump-sum or partial lump-sum distribution, or receive installment payments. Terminated participants with balances exceeding $1,000 may elect to remain in the Plan and defer payment until such time the participant attains age 73 and becomes subject to required minimum distributions. Account balances less than $1,000 are distributed as soon as administratively possible following termination of employment.

Administrative Expenses

Administrative expenses of the Plan may be paid either by the Plan or the Company, as provided in the Plan document. Expenses paid by the Company are excluded from these financial statements. Certain fees are charged directly to participant accounts and are included in administrative expenses in the accompanying statement of changes in net assets available for benefits. Investment expenses are included in net appreciation of the fair value of investments.

Transfers to and from Other Plans

Transfers of assets between plans generally occur if a change in the employment status of an employee, who participates in a Company-sponsored plan, causes the employee to change plans due to eligibility requirements. During the year ended December 31, 2025, $1,164,144 was transferred from the Plan into the Brunswick Rewards Plan, while $3,870 was transferred into the Plan from the Brunswick Rewards Plan.

Plan Termination

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event that the Plan is terminated, the Benefits Administration Committee can direct that all accounts be distributed to its participants or continued in trust for their benefit. Participants will also become 100% vested at this time.
EBP 170
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan

The following description of the Brunswick Rewards Plan (the "Plan") provides only general information. Brunswick Corporation (the "Company" or "Employer") is the Plan's sponsor. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General

The Plan, established by the Company effective April 1, 1999, is a defined-contribution plan subject to the requirements of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended. Any related company, as defined in the Plan, may, with the Company’s consent, adopt the Plan. The Plan is administered by the Benefits Administration Committee, consisting of at least three members appointed for indefinite terms by the Company’s Board of Directors. Certain of the investment assets of the Plan are held in the Brunswick Corporation Master Trust (the "Master Trust") at Vanguard Fiduciary Trust Company (the "Trustee"). Vanguard Fiduciary Trust Company is the Trustee of the Plan for all investment assets under an agreement with the Company.

Participation

Eligible employees include all groups under the terms of the Plan.

Eligible employees under the terms of the Plan, who are not eligible to participate in the Brunswick Retirement Savings Plan, a separate plan sponsored by the Company, must be at least 18 years of age and employed by the Company or a related company to which the Plan has been extended. Employees are immediately eligible to participate in the Plan and are automatically enrolled in the Plan at a deferral rate of 3% of eligible compensation. Employees have a window of 60 days from the date their demographic data is received at the Trustee in which to opt out of the Plan before automatic enrollment. Employees can generally increase, decrease, or cancel their deferrals at any time.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of: (a) the Company’s contributions, (b) the Plan’s earnings (losses), and (c) charged with an allocation of administrative expenses and, where applicable, specific transaction-based fees to participants who incur such transactions. Allocations are based on participant earnings or account balances as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s account balances.

Participants may direct their own contributions and related Company contributions into any of the Plan’s fund options. Participants may generally change their elections and transfer balances between funds at any time.

Contributions

Participants may make pre-tax or Roth contributions from 1% to 40% of compensation as defined in the Plan. Contributions are made via payroll deductions and are remitted to the Trustee on the earliest date on which funds can be segregated from the Company’s funds. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. In 2025, pre-tax and Roth contributions were subject to the Internal Revenue Service ("IRS") limit of $23,500 and catch-up contributions were subject to the IRS limit of $7,500. Effective January 1, 2025, catch-up contributions for participants ages 60 through 63 were subject to the IRS limit of $11,250. The Plan also contains an automatic contribution increase feature for certain eligible employees. Specifically, the Plan increases each eligible participant's contributions by 1% (up to a maximum of 10%) in April of each year.

Subject to certain limitations, the Company makes matching contributions on a per-pay check basis equal to 100% of the first 3% of participant contributions plus 50% of the next 2% of contributions. These contributions are invested in accordance with the participant’s investment elections.
The Company may make an annual retirement profit sharing contribution of up to 9% of compensation as defined by the Plan to the accounts of participants employed by the Company as of December 31 of the current plan year. The Company may also make an annual retirement profit sharing contribution to participants that were terminated during the plan year due to death, disability, layoffs, or retirement. Retirement profit sharing contributions are invested in accordance with the participant’s investment elections. As of December 31, 2025 and 2024, retirement profit sharing contributions of $20,814,244 and $3,352,527, respectively, are included as Employer contributions receivable (net of forfeitures) in the accompanying Statements of Net Assets Available for Benefits.

The Plan provides a true-up feature, which allows the Company to make up for any missed match resulting from the difference between the per payroll calculation performed throughout the year and the annualized amount due under the terms of the Plan. The true-up is performed during the first quarter of the following plan year and takes into account the maximum matching contribution that could have been received and makes up for any difference in comparison to the matching contributions that were actually made. True-ups of certain participant accounts were $665,366 and $954,374 for the years ended December 31, 2025 and 2024, respectively. These amounts are included as Employer contributions receivable (net of forfeitures) in the accompanying Statements of Net Assets Available for Benefits.

Forfeited balances of participants' nonvested accounts are used to reduce future Company contributions or to pay administrative expenses incurred by the Plan. At December 31, 2025 and 2024, forfeited nonvested accounts totaled $1,101,371 and $2,351,688, respectively. All of the forfeited nonvested accounts at December 31, 2024 were used to reduce employer contributions or pay Plan administrative expenses during 2025.

Vesting

Participants are required to complete two years of service to become fully vested in employer matching contributions and employer retirement profit sharing contributions.

Notes Receivable from Participants

Active participants may borrow from their interest in the funds held by the Trustee. The minimum loan amount is $1,000. The maximum loan amount is the lesser of half of the participant's account balance or $50,000 less the largest balance of all loans in the prior 12 months, limited to participant contributions and rollovers only. Generally, a participant is not permitted to have more than one loan outstanding at any one time.

Participant loans bear interest, are secured by the participants’ accounts, and are payable over a period not to exceed five years unless the loan is for the purchase of a primary home, in which case, the loan term may be up to 10 years. The interest rate on loans is fixed at the prime rate on the date the loan was initiated.

If a participant's employment with the Company terminates and the loan balance is not paid in full by the termination date, the participant may make manual payments directly to the Trustee to avoid default. Loans will be subject to default if a payment has not been made for a period of time as outlined by the Plan document or if the participant takes a distribution of their account balance.

Payment of Benefits

In-service distributions are allowed for certain cases of financial hardship, upon the participant's attainment of age 59-1/2 or if the participant is still employed after age 73.

Upon termination of employment, participants may elect to roll over account balances into another qualified retirement vehicle, receive a lump-sum or partial lump-sum distribution, or receive installment payments. Terminated participants with balances exceeding $1,000 may elect to remain in the Plan and defer payment until such time the participant attains age 73 and becomes subject to required minimum distributions. Account balances less than $1,000 are distributed as soon as administratively possible following termination of employment.
Administrative Expenses

Administrative expenses of the Plan may be paid either by the Plan or the Company, as provided in the Plan document. Expenses paid by the Company are excluded from these financial statements. Certain fees are charged directly to participant accounts and are included in administrative expenses in the accompanying statement of changes in net assets available for benefits. Investment expenses are included in net appreciation of the fair value of investments.

Transfers to and from Other Plans

Transfers of assets generally occur if a change in the employment status of an employee, who participates in a Brunswick-sponsored plan, causes the employee to change plans due to eligibility requirements. During the year ended December 31, 2025, $3,870 was transferred from the Plan into the Brunswick Retirement Savings Plan, while $1,164,144 was transferred into the Plan from the Brunswick Retirement Savings Plan.

Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event that the Plan is terminated, the Benefits Administration Committee can direct that all accounts be distributed to its participants or continued in trust for their benefit. Participants will also become 100% vested at this time.